Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0000868675
Registrant Name	TELUS CORP
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A